STOCKHOLDERS' DEFICIT (Details)													1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 21, 2023	May 30, 2023 USD ($)	Jan. 11, 2023 $ / shares shares	Nov. 29, 2022 USD ($) $ / shares shares	Oct. 21, 2022	Oct. 13, 2022 USD ($) shares	Nov. 16, 2021 USD ($)	Aug. 30, 2021 USD ($) shares	Jun. 28, 2021 USD ($) $ / shares shares	May 18, 2021 USD ($) $ / shares shares	May 13, 2021 USD ($) $ / shares shares	May 12, 2021	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 30, 2021 shares	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 12, 2022 shares	Sep. 29, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) shares
Class of Stock
Common stock, Shares authorized (in shares)						1,000,000,000								1,000,000,000				1,000,000,000			1,000,000,000		1,000,000,000	1,000,000,000	200,000,000
Aggregate number of authorized shares (in shares)						1,010,000,000
Reverse stock split conversion ratio					0.01					1		0.064
Percentage of affirmative votes required to remove directors from the Board										66.3333%
Reverse stock split approved										1-for-15.625
voting rights																							one vote per share
Common stock issued pursuant to consulting agreement | $													$ 123,000										$ 123,000	$ 595,500
Number of shares issued													30								51,086
Issue price (in dollars per share) | $ / shares																			$ 4.20
Proceeds from issuance of common stock | $																							8,100,000
Net proceeds of after deducting underwriting discounts and commissions | $																							700,000
Direct offering expenses | $																							500,000
Value of shares issued | $		$ 25,000																	$ 5,000,003
Converted outstanding principal | $																					$ 888,930
Stock-based compensation expense | $																		$ 101,500		$ 119,759	$ 207,094	$ 258,852
Contingent consideration liability | $														$ 12,179,476									12,098,475	12,179,476
Exercise of warrants | $																								1,768,046
Deferred offering costs | $														$ 367,696									104,512	367,696
Interest expense | $							$ 427,700																$ 573,455	$ 825,219
Exercise price of warrants | $ / shares																		$ 95			$ 95
Common stock par value (in dollars per share) | $ / shares														$ 0.0001				0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Pre-funded warrants
Class of Stock
Shares issued to notes payable holders			32,086
Number of shares issued																					32,086
Warrants issued			32,086
Number of shares resulting from conversion			32,086
General and administrative expenses
Class of Stock
Value of shares issued | $														$ 339,000
Stock-based compensation expense | $																							$ 421,442	$ 3,325,897
Stateside
Class of Stock
Fair value of shares issued | $								$ 3,403,196
Number of shares of common stock issued								44,062
Sundry
Class of Stock
Fair value of shares issued | $																							$ 1,000,000
Number of shares of common stock issued																							3,636
Common Stock
Class of Stock
Common stock, Shares authorized (in shares)										200,000,000													1,000,000,000
Shares issued to notes payable holders																					350
Number of shares issued																			51,086
Value of shares issued | $																			$ 5
Warrants were exercised																142	13
Exercise of warrants | $																$ 1,622,350	$ 145,696
Number of shares resulting from conversion																					350
Common stock par value (in dollars per share) | $ / shares																							$ 0.0001
Common Stock | Stateside
Class of Stock
Stock to the respective sellers										441
Common Stock | H&J and Stateside acquisitions
Class of Stock
Stock to the respective sellers										877
Preferred Stock
Class of Stock
Preferred stock, shares authorized (in shares)										10,000,000
Subsequent events
Class of Stock
Reverse stock split conversion ratio	0.04
Subsequent events | Pre-funded warrants
Class of Stock
Shares issued to notes payable holders			32,086
Warrants issued			32,086
Number of shares resulting from conversion			32,086
Common stock par value (in dollars per share) | $ / shares			$ 0.0001
Equity purchase agreement
Class of Stock
Number of shares issued																							51
Deferred offering costs | $														367,696										367,696
Securities purchase agreement
Class of Stock
Gross proceeds | $				$ 10,000,000.0
Securities purchase agreement | Pre-funded warrants
Class of Stock
Warrants issued				66,007
Securities purchase agreement | Statement scenario one
Class of Stock
Share issued price | $ / shares				$ 137.50
Securities purchase agreement | Statement scenario one | Class B Warrants
Class of Stock
Warrants issued				6,720
Securities purchase agreement | Statement scenario one | Class C Warrants
Class of Stock
Warrants issued				6,720
Securities purchase agreement | Statement scenario Two
Class of Stock
Warrants issued				66,007
Share issued price | $ / shares				$ 137.50
Exercise price of warrants | $ / shares				$ 0.0001
Aggregate gross proceeds from Offering | $				$ 10,000,000
Securities purchase agreement | Statement scenario Two | Class B Warrants
Class of Stock
Warrants issued				66,007
Securities purchase agreement | Statement scenario Two | Class C Warrants
Class of Stock
Warrants issued				66,007
Securities purchase agreement | Statement scenario Two | Pre-funded warrants
Class of Stock
Warrants exercisable				66,007
Securities purchase agreement | Common Stock
Class of Stock
Aggregate number of authorized shares (in shares)				6,720
Number of shares issued				72,727
Proceeds from issuance of common stock | $				$ 9,000,000.0
Warrants issued				6,720
FirstFire
Class of Stock
Number of shares issued															12
Oasis Capital
Class of Stock
Number of shares issued															40
Debt conversion price (in dollars per share) | $ / shares																							$ 90.601
Oasis and FirstFire Notes
Class of Stock
Shares issued to notes payable holders																							79,807
Converted outstanding principal | $																							$ 9,465,000
Number of shares resulting from conversion																							79,807
Oasis and FirstFire Notes | Equity purchase agreement
Class of Stock
Shares issued to notes payable holders																							79,807
Number of shares resulting from conversion																							79,807
December Notes
Class of Stock
Number of shares issued																							2,400
Fair value of shares issued | $																							$ 264,000
December Notes | Securities purchase agreement
Class of Stock
Number of shares issued																					2,400		2,400
Exercise price of warrants | $ / shares																		$ 106.50			$ 106.50		$ 106.50
Series A preferred stock
Class of Stock
Stated Value | $
Preferred stock, shares outstanding														0				0			0		0	0
Redemption of shares | $						$ 25,000
Preferred stock, shares authorized (in shares)														1				1			1		1	1
Preferred stock | $
Series A preferred stock | Chief Executive Officer
Class of Stock
Stated Value | $																											$ 25,000
Preferred stock, shares outstanding																											250,000,000
Preferred stock | $																											$ 25,000
Series A Convertible Preferred Stock
Class of Stock
Stated Value | $																		$ 1			$ 1		$ 1			$ 1,000
Conversion price (in dollars per share) | $ / shares																										$ 232.50
Preferred stock, shares outstanding														0				6,300			6,300		6,300	0
Preferred stock, shares authorized (in shares)														0				6,800			6,800		6,800	0		6,800
Preferred stock | $																		$ 1			$ 1		$ 1			$ 1,000
IPO
Class of Stock
Number of shares issued											964												14,956
Number of shares agreed to issued and sell																							14,956
Issue price (in dollars per share) | $ / shares																							$ 575
Number of option days granted to purchase an additional shares																							45 days
Gross proceeds from the offering | $																							$ 9,300,000
Proceeds from issuance of common stock | $											$ 8,600,000
Maximum number of additional shares allowed to purchase within 45 option days																							2,243
Warrants issued											1,111
Aggregate net proceeds | $										$ 8,600,000
Underwriting commissions | $										800,000
Direct offering expenses | $										600,000
Converted outstanding principal | $										$ 2,680,289
Underwriting discounts and commissions | $											$ 800,000
Share issued price | $ / shares											$ 10,375												$ 625
IPO | Common Stock
Class of Stock
Shares issued to notes payable holders										454
Number of shares issued										964
Issue price (in dollars per share) | $ / shares										$ 10,375
Number of shares resulting from conversion										454
IPO | Management
Class of Stock
Shares issued to notes payable holders										61
Converted outstanding principal | $										$ 257,515
Stock-based compensation expense | $										$ 233,184
Number of shares resulting from conversion										61
IPO | Series A preferred stock | Preferred Stock
Class of Stock
Preferred Stock converted										1,611
Over-allotment option
Class of Stock
Warrants issued											145
Over-allotment option | Common Stock
Class of Stock
Number of shares issued									145
Issue price (in dollars per share) | $ / shares									$ 10,375
Aggregate net proceeds | $									$ 1,400,000
Underwriting discounts and commissions | $									$ 100,000
Consulting agreement
Class of Stock
Number of shares issued																							20
Value of shares issued | $														$ 60
Guaranteed equity value of shares issued | $																							$ 250,000
Contingent consideration liability | $																							$ 67,000
Issued upon settlement of contingent liability																								17